Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Assets And Liabilities Of Disposal Groups Held For Sale
Assets and liabilities relating to the Australian operations disposed of on 1 June 2020 are detailed in the table below:

Million US dollar	1 June 2020

Assets
Property, plant and equipment	581
Goodwill and intangible assets	8 584
Other assets	371

Assets classified as held for sale	9 537

Liabilities
Trade and other payables	(581)
Deferred tax liabilities	(363)
Other liabilities	(101)

Liabilities associated with assets held for sale	(1 044)

Net assets disposed of	8 493
Exceptional gain on divestiture of Australia (discontinued operations)	1 919
Recycling of cash flow hedges and cumulative translation adjustments	426

Consideration received	10 838

Summary of Results From Discontinued Operations
The following table summarizes the results of the Australian operations included in the condensed consolidated interim income statement and presented as discontinued operations:

For the period ended Million US dollar	31 May 2020
Revenue	477
Profit from operations	178
Profit from discontinued operations	136

Profit from discontinued operations	2 055
Weighted average number of ordinary and restricted shares	1 995

Basic EPS from discontinued operations	1.03

Weighted average number of ordinary and restricted shares (diluted)	2 034

Diluted EPS from discontinued operations	1.01

Summary of Cash Flow From Discontinued Operations
Cash flows attributable to the operating, investing and financing activities of the Australian operations are summarized as follows:

For the period ended Million US dollar	31 May 2020
Cash flow from operating activities	84
Cash flow from investing activities (proceeds from Australia divestiture)	10 838
Cash flow from investing activities (other)	(13)
Cash flow from financing activities	(6)

Net increase in cash and cash equivalents	10 903